Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets-
Net operating loss carryforwards		$ 5,843,603	$ 3,969,055
Liability for mortgage repurchases and indemnifications		735,478
Deferred Tax Assets, Net of Valuation Allowance, Total		6,579,081	3,969,055
Deferred tax liabilities-
Fixed assets, intangibles and other		(873,674)	(126,244)
Loans held for sale and derivatives		(4,258,143)	(875,667)
Mortgage servicing rights		(15,828,479)	(6,623,196)
Deferred income taxes, net		(20,960,296)	(7,625,107)
Net deferred tax asset (liability)	$ (26,868,000)	$ (14,381,215)	$ (3,656,052)